May. 01, 2016

LEGG MASON PARTNERS EQUITY TRUST (THE “TRUST”)

SUPPLEMENT DATED MAY 23, 2016

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

PERMAL ALTERNATIVE CORE FUND,

DATED MAY 1, 2016

At a special meeting of shareholders of Permal Alternative Core Fund (the “fund”) held on May 20, 2016, shareholders approved a new subadvisory agreement between the fund’s investment manager, Legg Mason Partners Fund Advisor, LLC, and EnTrustPermal Management LLC (“EnTrustPermal”) with respect to the fund. The new subadvisory agreement became effective upon shareholder approval on May 20, 2016 and supersedes the interim subadvisory agreements that went into effect with respect to the fund on May 2, 2016, when the combination of The Permal Group, of which Permal Asset Management LLC, the fund’s former subadviser, was a member, and EnTrust Capital became effective. The combination triggered the automatic termination provisions in the fund’s prior subadvisory agreements, and the interim subadvisory agreements allowed EnTrustPermal to serve as the subadviser to the fund until shareholders approved the new subadvisory agreement.

All references in the Summary Prospectus and Prospectus to “Permal Asset Management LLC” and “Permal” should be replaced with “EnTrustPermal Management LLC” or “EnTrustPermal,” respectively.

Effective July 22, 2016, the fund’s name will be changed to EnTrustPermal Alternative Core Fund.